98720

05068853

SEC 1972 (6-02) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

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SEC MAIL PROCESSING
RECEIVED
OCT 18 2005
WASH, D.C. 185 SECTION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

PROCESSED
OCT 20 2005
THOMSON FINANCIAL

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (check if this is an amendment and name has changed, and indicate change.)
5.00% Convertible Senior Notes due 2025

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

D-1381401_1.DOC

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indicate change.)
Toreador Resources Corporation

Address of Executive Offices: **4809 Cole Ave., Suite 108, Dallas, Texas, 75205**
Telephone Number: **(214) 559-3933**

Address of Principal Business Operations (if different from Executive Offices) Telephone Number

Brief Description of Business:
Oil and Gas Acquisition and Development

Type of Business Organization

[**X**] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

Month Year

Actual or Estimated Date of Incorporation or Organization: [**07/51**] [**X**] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [**DE**]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
McLaughlin, John Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
2201 Sherwood Way, Suite 213 San Angelo, TX 76901

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Sanders, H.R., Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)
390 County Road 1526 Morgan, TX 76671-1526

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Weir, Douglas W.

Business or Residence Address (Number and Street, City, State, Zip Code)
4809 Cole Ave., Suite 108 Dallas, TX 75205

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Campise, Charles

Business or Residence Address (Number and Street, City, State, Zip Code)
4809 Cole Ave., Suite 108 Dallas, TX 75205

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Full Name (Last name first, if individual):

Business or Residence Address (Number and Street, City, State, Zip Code):

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$86,250,000	$86,250,000
Equity	$0	$0
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other (Specify______________________________).	$0	$0
Total	$86,250,000	$86,250,000

Answer also in Appendix, Column 3, if filing under ULOE.

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $0	[ ] $0
Purchase of real estate	[ ] $0	[ ] $0
Purchase, rental or leasing and installation of machinery and equipment	[ ] $0	[ ] $0
Construction or leasing of plant buildings and facilities	[ ] $0	[ ] $0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $0	[ ] $0
Repayment of indebtedness	[ ] $0	[ ] $0
Working capital	[ ] $0	[X] $85,915,000
Other (specify):	[ ] $0	[ ] $0
______	[ ] $0	[ ] $0
Column Totals	[ ] $0	[X] $85,915,000
Total Payments Listed (column totals added)	[X] $85,915,000	

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	5.00% Senior Convertible Notes due 2025	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		X	$6,158,250	1	$6,158,250	0	0		X
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									

NM									
NY		X	$65,929,500	2	$65,929,500	0	0		X
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN		X	$4,286,625	1	$4,286,625	0	0		X
TX		X	$9,875,625	1	$9,875,625	0	0		X
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									